Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Analysis of income and expense [abstract]
Business transformation program (1)	€ 2.3	€ 14.2	€ 8.4	€ 35.4
Organizational streamlining program (2)	2.8	3.1	17.2	10.9
Supply chain network optimization	1.5	0.0	3.6	1.9
Settlement of legacy matters	(2.7)	(0.4)	(2.4)	0.7
Exceptional items	€ 3.9	€ 16.9	€ 26.8	€ 48.9